31. Equity (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic and diluted numerator
Basic and diluted earnings	R$ 1,033,626	R$ 895,772	R$ 1,109,549
Basic and diluted denominator
Weighted average of shares	273,655,375,000	273,655,375,000	273,655,375,000
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 3.60754	R$ 3.12641	R$ 3.87253
Ordinary shares
Basic and diluted numerator
Basic and diluted earnings	R$ 523,206	R$ 453,427	R$ 561,637
Basic and diluted denominator
Weighted average of shares	145,031,080,000	145,031,080,000	145,031,080,000
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 3.60754	R$ 3.12641	R$ 3.87253
Class "A" Preferred
Basic and diluted numerator
Basic and diluted earnings	R$ 1,304	R$ 1,197	R$ 1,620
Basic and diluted denominator
Weighted average of shares	328,627,000	348,531,000	380,291,000
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 3.96830	R$ 3.43906	R$ 4.25990
Class "B" Preferred
Basic and diluted numerator
Basic and diluted earnings	R$ 509,116	R$ 441,148	R$ 546,292
Basic and diluted denominator
Weighted average of shares	128,295,668,000	128,275,764,000	128,244,004,000
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 3.96830	R$ 3.43906	R$ 4.25979